Cover	Feb. 10, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2025
Entity File Number	333-274434
Entity Registrant Name	FREYR Battery, Inc.
Entity Central Index Key	0001992243
Entity Tax Identification Number	93-3205861
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1211 E 4th St.
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	678
Local Phone Number	632-3112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	FREY
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	FREY WS
Security Exchange Name	NYSE